Risk and Capital Management - Schedule of Sensitivity Analysis (Details) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Impact in Income, Insurance
Risk And Capital Management [Line Items]
Biometric tables, increase	R$ (15)
Biometric tables, decrease	15
Claims rates, increase	(31)
Claims rates, decrease	31
Impact in Income, Private Pension
Risk And Capital Management [Line Items]
Discount rate, increase	(48)
Discount rate, decrease	33
Biometric tables, increase	39
Biometric tables, decrease	(41)
Impact in Stockholders’ Equity, Insurance
Risk And Capital Management [Line Items]
Discount rate, increase	57
Discount rate, decrease	(62)
Impact in Stockholders’ Equity, Private Pension
Risk And Capital Management [Line Items]
Discount rate, increase	430
Discount rate, decrease	R$ (460)